RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Commercial Transactions with Related Parties) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of transactions between related parties [line items]
CHNR's share of office rental, rates and others to Anka Consultants Limited ('Anka') | ¥		¥ 1,442	¥ 1,316	¥ 953
Sales of equipment to Wuhu Industrial | ¥			1,056
Purchase of raw ore from Empressa Minera Jacha Uru S.A. ('Jacha Uru') | ¥			240	20
Feishang Management 's share of office rental to Feishang Enterprise | ¥		¥ 166
USD [Member]
Disclosure of transactions between related parties [line items]
CHNR's share of office rental, rates and others to Anka Consultants Limited ('Anka') | $	$ 210
Sales of equipment to Wuhu Industrial | $
Purchase of raw ore from Empressa Minera Jacha Uru S.A. ('Jacha Uru') | $
Feishang Management 's share of office rental to Feishang Enterprise | $	$ 24